SEGMENTS REPORTING	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENTS REPORTING
NOTE 15:-	SEGMENTS REPORTING

The Company reports segment information based on a management approach. The management approach designates the internal reporting used by management for making decisions and assessing performance as the source of the Company’s reportable segments. The CODM assesses the performance of each operating segment using information about revenue and segment operating income that is defined as operating income generated at the segment level, excluding unallocated corporate income or expense.

Commencing January 1, 2023, management has determined that the Company operates in two reportable segments.

The Company’s reportable segments are:

•
Radware’s Core Business - this segment consists of our core business operations, including our cloud security as-a-service products, application and data centers security products and our application availability products; and

•
The Hawks’ Business – this segment consists of the operations of our two subsidiaries: SkyHawk, a spinoff of our former cloud native protector business which now provides an agentless Cloud-native threat Detection and Response (CDR), combined with Cloud Infrastructure Entitlement Manage (CIEM), Cloud Security Posture Management CSPM and Autonomous Purple Team for AWS Google Cloud and Azure, and EdgeHawk, which is engaged in transforming routers and network nodes into security platforms.

While we transitioned into two reportable segments, we remain focused on the consolidated results as an important measure of performance, particularly given the high level of cooperation among these two segments.

The Company’s CODM does not regularly review assets and liabilities information by reportable segments. Therefore, the Company does not report assets and liabilities information by segment.

The following tables present information about the Company’s reported segment revenues and operating income for the periods indicated:

	Year ended December 31, 2023
	Radware Core	Hawks	Total

Revenues	$260,322	$970	$261,292

Operating loss	$(16,802)	$(14,878)	$(31,680)

Financial income, net			$13,927

Loss before taxes on income			$(17,753)

	Year ended December 31, 2022
	Radware Core	Hawks	Total

Revenues	$290,408	$3,018	$293,426

Operating income (loss)	$8,416	$(11,755)	$(3,339)

Financial income, net			$8,052

Income before taxes on income			$4,713

	Year ended December 31, 2021
	Radware Core	Hawks	Total

Revenues	$283,913	$2,583	$286,496

Operating income (loss)	$24,114	$(5,889)	$18,225

Financial income, net			$4,407

Income before taxes on income			$22,632

Depreciation expenses of the Hawks’ business segment for the years ended December 31, 2023, 2022 and 2021 were $85, $45 and $16, respectively.

Depreciation expenses of the Radware’s core business segment for the years ended December 31, 2023, 2022 and 2021 were $8,191, $7,941 and $8,323, respectively.